ACQUISITION - Jinghan Taihe (Details) - Ten Tutoring Centers controlled by Beijing Xinganxian ¥ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2019 CNY (¥) USD ($)	Jun. 30, 2020 item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)
Business Acquisition [Line Items]
Number of branches | $	10
Agreement tenure	10 years
Number of schools under the branch companies | $	10
Renewal term	10 years
Deferred revenue	¥ 27,871			¥ 27,871
Other payables	¥ 14,342			¥ 14,342
Long Term Accounts Receivable And Other Receivables, Valuation Input, Discount Rate				17.00%
Number of tutoring centers closed | item		4
Impairment loss of goodwill, recognized			¥ 20,911